PORTFOLIO OF INVESTMENTS - BERKSHIRE FOCUS FUND
September 30, 2020 (Unaudited)

Shares				Value

	COMMON STOCKS - 99.91%			$ 707,137,735
	(Cost $613,490,801)

	AEROSPACE - 0%			192
10	Virgin Galactic Holdings, Inc. *			192

	APPAREL RETAIL - 0%			3,294
10	lululemon athletica inc. * (Canada)			3,294

	AUTOMOBILE MANUFACTURERS - 5.22%			36,933,471
86,090	Tesla, Inc. *			36,933,471

	BUSINESS SOFTWARE & SERVICES - 22.11%			156,453,468
54,990	Adobe, Inc. *			26,968,746
10	Atlassian Corporation PLC - (Class A) * (United Kingdom)			1,818
76,220	Coupa Software Incorporated *			20,902,573
10	Datadog, Inc. (Class A) *			1,022
468,880	Digital Turbine, Inc. *			15,351,131
86,440	DocuSign, Inc. *			18,605,346
10	Microsoft Corp.			2,103
10	MongoDB, Inc. (Class A) *			2,315
10	Paycom Software, Inc. *			3,113
10	Paylocity Holding Corporation			1,614
10	salesforce.com, inc. *			2,513
66,080	ServiceNow, Inc. *			32,048,800
10	Splunk, Inc.			1,881
41,600	The Trade Desk, Inc. (Class A) *			21,581,248
10	Twilio Inc. (Class A) *			2,471
74,600	Veeva Systems Inc. (Class A) *			20,976,774

	CHINA INTERNET SERVICES - 2.07%			14,658,619
49,860	Alibaba Group Holding Ltd. - ADR *			14,657,843
10	JD.com - ADR *			776

	COMMUNICATION SERVICES - 0%			7,447
10	RingCentral, Inc. (Class A) *			2,746
10	Zoom Video Communications, Inc. *			4,701

	CONSUMER ELECTRONICS - 1.98%			14,007,949
120,940	Apple, Inc.			14,006,061
10	Roku, Inc. (Class A) *			1,888

	CYBERSECURITY EQUIPMENT & SERVICES - 5.51%			39,000,580
146,780	CrowdStrike Holdings, Inc. (Class A) *			20,155,830
10	Okta, Inc. (Class A) *			2,138
133,930	Zscaler, Inc. *			18,842,612

	FITNESS & LEISURE - 4.51%			31,929,478
321,740	Peloton Interactive, Inc. (Class A) *			31,929,478

	HEALTH CARE DIAGNOSTICS - 0%			4,122
10	DexCom, Inc. *			4,122

	HEALTHCARE - 0%			3,593
10	Livongo Health, Inc. *			1,401
10	Teladoc Health, Inc. *			2,192

	INTERNET SERVICES - 17.75%			125,585,667
10	Alphabet, Inc. (Class A) *			14,656
13,400	Amazon.com, Inc. *			42,192,982
10	Chegg, Inc. *			714
10	Chewy, Inc. (Class A) *			548
10	MercadoLibre, Inc. * (Argentina)			10,825
10	Netflix, Inc. *			5,000
132,880	Sea Limited * (Singapore)			20,468,835
30,250	Shopify Inc. (Class A) *			30,944,843
10	Spotify Technology S.A. * (Luxembourg)			2,426
10	Wayfair Inc. (Class A) *			2,910
314,420	Zillow Group, Inc. *			31,941,928

	INTERNET SOCIAL MEDIA - 0%			2,619
10	Facebook, Inc. (Class A) *			2,619

	IT FINANCIAL SERVICES - 18.36%			129,968,629
10	Fiserv, Inc. *			1,031
10	Global Payments Inc.			1,776
162,690	Mastercard Incorporated (Class A)			55,016,877
174,960	PayPal Holdings, Inc. *			34,472,369
249,010	Square, Inc. (Class A) *			40,476,576

	SEMICONDUCTOR - 16.22%			114,802,038
10	Advanced Micro Devices, Inc. *			820
185,090	Inphi Corporation *			20,776,352
10	Intel Corporation			518
678,200	Marvell Technology Group Ltd. (Bermuda)			26,924,540
10	Micron Technology, Inc. *			470
72,580	NVIDIA Corp.			39,281,748
10	Qorvo, Inc. *			1,290
236,350	QUALCOMM Inc.			27,813,668
10	Skyworks Solutions, Inc.			1,455
10	Taiwan Semiconductor Manufacturing Company Limited - ADR			811
10	Western Digital Corporation			366

	SEMICONDUCTOR EQUIPMENT - 0%			8,398
10	Applied Materials, Inc.			593
10	ASML Holding N.V. - ADR			3,693
10	Lam Research Corporation			3,317
10	Teradyne, Inc.			795

	SPECIALTY RETAIL - 0%			3,826
10	RH *			3,826

	SPORTS ENTERTAINMENT & GAMING - 6.18%			43,764,345
423,530	DraftKings Inc. *			24,920,505
259,200	Penn National Gaming, Inc. *			18,843,840

	EXCHANGE TRADED FUNDS - 0%			4,520
	(Cost $2,128)
10	Invesco QQQ ETF			2,778
10	VanEck Vectors® Semiconductor ETF			1,742

	TOTAL INVESTMENT SECURITIES - 99.91%			707,142,255
	(Cost $613,492,929)

	Other Assets in Excess of Liabilities - 0.09%			615,976

	NET ASSETS - 100.00%			$ 707,758,231
	Equivalent to $43.32 Per Share

	* Non-income producing.
	ADR - American Depositary Receipt.

1. SECURITY TRANSACTIONS

The cost of total investment securities owned at September 30, 2020, was $613,492,929. At September 30, 2020, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows: *

		Unrealized Gain		$ 94,050,092
		Unrealized Loss		(400,766)
		Unrealized Gain		$ 93,649,326

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

2. SECURITIES VALUATION

The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m., Eastern time. Securities which are traded on stock exchanges or are quoted by Nasdaq are valued at the last reported sale price as of the close of the regular session of trading on the NYSE, or, if not traded, at the most recent bid price. Securities which are traded in the over-the-counter market, and which are not quoted by Nasdaq, are valued at the most recent bid price, as obtained from one or more of the major market makers for such securities. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees and are categorized in Level 1, 2 or Level 3 when appropriate.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020:

Valuation of Inputs and Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 707,137,735	$ -	$ -	$ 707,137,735
Exchange Traded Funds	4,520	-	-	4,520
Total Investment Securities	$ 707,142,255	$ -	$ -	$ 707,142,255

The Fund did not hold any Level 3 investments during the reporting period. The Fund did not hold any derivative instruments during the reporting period.